MASSMUTUAL SELECT FUNDS

Supplement dated February 20, 2018 to the

Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information found on pages 6 and 10 in the first paragraph of the section titled Performance Information is hereby deleted:

More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Effective immediately, the following information replaces the first paragraph under the heading Exchanges found on page 28 in the section titled Buying, Redeeming, and Exchanging Shares:

Generally, you can exchange shares of one Fund for the same class of shares of another series of the Trust or the MassMutual Premier Funds. An exchange is treated as a sale of shares in one series and a purchase of shares in another series at the NAV next determined after the exchange request is received and accepted by the transfer agent. You can only exchange into shares of another series if you meet any qualification requirements of the series into which you seek to exchange (for example, shares of some series are not available to purchasers through certain investment channels, and some may be available only to certain types of shareholders). In addition, in limited circumstances, for certain series the share class available for exchange may not be the same share class as the series from which you are exchanging. Exchange requests involving a purchase into any series, however, will not be accepted if you have already made a purchase followed by a redemption involving the same series within the last 60 days. This restriction does not apply to rebalancing trades executed by any of the MassMutual RetireSMARTSM Funds and MassMutual Select T. Rowe Price Retirement Funds. This restriction also does not apply to exchanges made pursuant to certain asset allocation programs, systematic exchange programs, and dividend exchange programs.

Effective immediately, the following information replaces the last sentence of the paragraph under the heading How To Obtain Information found on the Back Cover:

The Funds do not make their Annual/Semiannual Reports or SAI available through a website because, currently, shares of the Funds are offered only to other MassMutual Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-NF-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated February 20, 2018 to the

Statement of Additional Information dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information supplements the information found under the heading Public Disclosures on page B-45 in the section titled Disclosure of Portfolio Holdings:

The Funds’ most recent portfolio holdings as of the end of each quarter are available on http://www.massmutual.com/funds no earlier than 15 calendar days after the end of each quarter.

A Fund’s portfolio holdings may also be made available on http://www.massmutual.com/funds at other times as approved in writing by the Funds’ Principal Executive Officer and the Funds’ Chief Compliance Officer as being in the best interests of the relevant Fund.

Effective immediately, the following information replaces the third sentence found under the heading Other Disclosures on page B-45 in the section titled Disclosure of Portfolio Holdings:

These service providers include the Funds’ custodian (State Street Bank and Trust Company (“State Street”)), the Funds’ sub-administrators (State Street and MassMutual), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MML Advisers, or the Funds’ subadviser, providers of portfolio analysis tools, any pricing services employed by the Funds, and providers of transition management services.

Effective immediately, the following information replaces similar information for MML Investment Advisers, LLC found on pages B-90 – B-92 in the section titled Appendix B – Proxy Voting Policies:

MML INVESTMENT ADVISERS, LLC

As Investment Adviser to the MassMutual Select Funds, MassMutual Premier Funds, MML Series Investment Fund and MML Series Investment Fund II

(February 9, 2018)

General Overview

Policy

It is the policy of MML Investment Advisers, LLC (“MML Investment Advisers” or the “Company”) to fulfill its responsibilities under Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), by delegating to subadvisers for each series of the MassMutual Select Funds, MassMutual Premier Funds, MML Series Investment Fund, and MML Series Investment Fund II (each, a “Trust”) proxy voting related to the securities in each subadviser’s respective portfolio, with the following exceptions: (i) each series of a Trust operating as a “fund of funds” (each a “Fund of Funds” and, collectively, the “Funds of Funds”); (ii) each series of the Trusts operating as a “feeder fund” (each, a “Feeder Fund”) to a “master fund” (“Master Fund”); and (iii) in certain other special situations (“Special Situations”). For these exceptions, MML Investment Advisers will act on behalf of the Trusts to vote proxies (including Information Statements) (“Proxies”), as described below.

Background

MML Investment Advisers currently serves as investment adviser to each of the Trusts, including those series that are Funds of Funds and Feeder Funds. With the exception of one Fund of Funds, the Funds of Funds may invest in other series of the Trusts, mutual funds advised by affiliates of MML Investment Advisers (e.g., OFI Global Asset Management, Inc.), and mutual funds advised by an unaffiliated investment adviser. With respect to the noted exception, that fund invests exclusively in mutual funds advised by an unaffiliated investment adviser.

MML Investment Advisers will vote Proxies of the underlying funds held by the Funds of Funds, of the related Master Fund for a Feeder Fund, and in certain other Special Situations in accordance with the following procedure.

Procedure

1. When a Fund of Funds holds shares of an underlying fund advised by MML Investment Advisers, MML Investment Advisers will generally vote in favor of proposals recommended by the underlying fund’s Board of Trustees and by a majority of the Trustees of the underlying fund who are not interested persons of the underlying fund or of MML Investment Advisers. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Fund’s Board of Trustees (or any member or committee thereof (provided that such member, or each member of such committee, as the case may be, is not an interested person of the underlying fund or of MML Investment Advisers) delegated authority to provide such instructions to MML Investment Advisers and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

2. When a Fund of Funds holds shares of an underlying fund advised by a control affiliate of MML Investment Advisers, MML Investment Advisers will generally vote the shares held by the Fund of Funds in the same proportions (for, against, abstain) as the votes of all other shareholders (other than MML Investment Advisers or a control affiliate of MML Investment Advisers) of such underlying fund. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Funds’ Board of Trustees (or any member or committee thereof (provided that such member, or each member of such committee, as the case may be, is not an interested person of the underlying fund or of MML Investment Advisers) delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

3. When a Fund of Funds holds shares of an underlying fund not advised by MML Investment Advisers or a control affiliate of MML Investment Advisers, MML Investment Advisers will generally vote the shares held by the Fund of Funds in the same proportions (for, against, abstain) as the votes of all other shareholders of such underlying fund. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Funds’ Board of Trustees (or any member or committee thereof delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors.

When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

4. Notwithstanding paragraph 3 above, (i) in the event a Fund of Funds is investing in an underlying fund pursuant to an exemptive order from the U.S. Securities and Exchange Commission, MML Investment Advisers will vote the shares held by the Fund of Funds in accordance with any conditions set forth in the order; or (ii) in the event a Fund of Funds is investing in an underlying fund pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, MML Investment Advisers will vote the shares held by the Fund of Funds either by seeking instructions from the Fund of Funds’ shareholders or vote the shares in the same proportions (for, against, abstain) as the votes of all other shareholders of the underlying fund.

5. When a fund is structured as a Feeder Fund that is an interest holder of a Master Fund and is requested to vote on any matter submitted to interest holders of the Master Fund, MML Investment Advisers will, on behalf of the Feeder Fund, generally vote the shares held by the Feeder Fund in the same proportions (for, against, abstain) as the votes of all other interest holders of such Master Fund. However, if the Feeder Fund elects to hold a meeting of its own shareholders to consider such matters, MML Investment Advisers will, on behalf of the Feeder Fund, vote the shares held by the Feeder Fund in proportion to the votes received from its shareholders, with shares for which a Feeder Fund receives no voting instructions being voted in the same proportion as the votes received from the other Feeder Fund shareholders.

6. Although rare, there is a possibility of Special Situations presented where MML Investment Advisers is in the best position to vote Proxies. In those Special Situations, which are determined by the Investment Management team in consultation with MML Investment Advisers’ Chief Compliance Officer and/or legal counsel, MML Investment Advisers (i) will, when the Special Situation involves a proxy for a Funds’ investment in another mutual fund or pooled investment vehicle, generally vote the shares held in the same proportions (for, against, abstain) as the votes of all other shareholders of such underlying fund; (ii) may seek instruction from the relevant Trust’s Board of Trustees (or any member or committee thereof delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions; or (iii) may vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Trust and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (iii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

Operating Procedures

MML Investment Advisers exercises its proxy voting responsibility with respect to the Funds of Funds, Feeder Funds, and Special Situations through the Investment Management team.

All proxy statements, including Information Statements (“Proxy Statements”) and proxy cards received by associates relating to a Fund of Funds, Feeder Fund, or Special Situations are to be immediately forwarded to the Investment Management team. The head of Investment Management or his/her designee, then is responsible for (i) logging, reviewing and casting the vote for all Proxies solicited and received, (ii) voting such Proxies in a manner consistent with these policies and procedures, (iii) documenting the method followed in determining how to cast the vote, and (iv) maintaining the records required by Rule 204-2 under the Advisers Act.

Record Retention

The Investment Management team will retain for such time periods as set forth in Rule 204-2:

•	Copies of all policies and procedures required by the Rule;
•	A copy of each Proxy Statement that MML Investment Advisers receives regarding a Fund of Fund’s or Feeder Fund’s investments;

•	A copy of each Proxy Statement that MML Investment Advisers receives regarding a Special Situation;
•	A record of each vote cast by MML Investment Advisers on behalf of a Fund of Funds, a Feeder Fund, or in a Special Situation; and
•	A copy of any document created by MML Investment Advisers that was material to making a decision how to vote Proxies on behalf of a Fund of Funds, a Feeder Fund, or in a Special Situation or that otherwise memorializes the basis for that decision.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-NF-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated February 20, 2018 to the

Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information replaces the first paragraph under the heading Exchanges found on pages 145-146 in the section titled Buying, Redeeming, and Exchanging Shares:

Generally, you can exchange shares of one Fund for the same class of shares of another series of the Trust or the MassMutual Premier Funds, except in the case of the Total Return Bond Fund and S&P 500 Index Fund. For individual retirement accounts described in Code Section 408, Class R4 shares of the Total Return Bond Fund and S&P 500 Index Fund may only be exchanged for Class A shares of another series and Class A shares of any other series may only be exchanged for Class R4 shares of these series. An exchange is treated as a sale of shares in one series and a purchase of shares in another series at the NAV next determined after the exchange request is received and accepted by the transfer agent, MML Advisers, a broker-dealer, or another intermediary authorized for this purpose. You can only exchange into shares of another series if you meet any qualification requirements of the series into which you seek to exchange (for example, shares of some series are not available to purchasers through certain investment channels, and some may be available only to certain types of shareholders). In addition, in limited circumstances, such as those described above, for certain series the share class available for exchange may not be the same share class as the series from which you are exchanging. Exchange requests involving a purchase into any series (except the Strategic Bond Fund), however, will not be accepted if you have already made a purchase followed by a redemption involving the same series within the last 60 days. This restriction does not apply to rebalancing trades executed by any of the MassMutual RetireSMARTSM Funds and MassMutual Select T. Rowe Price Retirement Funds. This restriction also does not apply to exchanges made pursuant to certain asset allocation programs, systematic exchange programs, and dividend exchange programs. If you place an order to exchange shares of one series for another through a broker-dealer or other intermediary then, in order for your exchange to be effected based on the series’ next determined NAVs, the broker-dealer or other intermediary must receive your request before the close of regular trading on the NYSE, and the broker-dealer or other intermediary must subsequently communicate the request properly to the Trust or the MassMutual Premier Funds.

Effective immediately, the following information replaces similar information found on page 173 in the section titled Index Descriptions:

The Russell 2000 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated February 20, 2018 to the

Statement of Additional Information dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces the third sentence found under the heading Other Disclosures on pages B-51 – B-52 in the section titled Disclosure of Portfolio Holdings:

These service providers include the Funds’ custodian (State Street), the Funds’ sub-administrators (State Street and MassMutual), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MML Advisers, or any of the Funds’ subadvisers, providers of portfolio analysis tools, any pricing services employed by the Funds, and providers of transition management services.

Effective immediately, the following information replaces similar information for MML Investment Advisers, LLC found on pages B-139 – B-141 in the section titled Appendix B – Proxy Voting Policies:

MML INVESTMENT ADVISERS, LLC

As Investment Adviser to the MassMutual Select Funds, MassMutual Premier Funds, MML Series Investment Fund and MML Series Investment Fund II

(February 9, 2018)

General Overview

Policy

It is the policy of MML Investment Advisers, LLC (“MML Investment Advisers” or the “Company”) to fulfill its responsibilities under Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), by delegating to subadvisers for each series of the MassMutual Select Funds, MassMutual Premier Funds, MML Series Investment Fund, and MML Series Investment Fund II (each, a “Trust”) proxy voting related to the securities in each subadviser’s respective portfolio, with the following exceptions: (i) each series of a Trust operating as a “fund of funds” (each a “Fund of Funds” and, collectively, the “Funds of Funds”); (ii) each series of the Trusts operating as a “feeder fund” (each, a “Feeder Fund”) to a “master fund” (“Master Fund”); and (iii) in certain other special situations (“Special Situations”). For these exceptions, MML Investment Advisers will act on behalf of the Trusts to vote proxies (including Information Statements) (“Proxies”), as described below.

Background

MML Investment Advisers currently serves as investment adviser to each of the Trusts, including those series that are Funds of Funds and Feeder Funds. With the exception of one Fund of Funds, the Funds of Funds may invest in other series of the Trusts, mutual funds advised by affiliates of MML Investment Advisers (e.g., OFI Global Asset Management, Inc.), and mutual funds advised by an unaffiliated investment adviser. With respect to the noted exception, that fund invests exclusively in mutual funds advised by an unaffiliated investment adviser.

MML Investment Advisers will vote Proxies of the underlying funds held by the Funds of Funds, of the related Master Fund for a Feeder Fund, and in certain other Special Situations in accordance with the following procedure.

Procedure

1. When a Fund of Funds holds shares of an underlying fund advised by MML Investment Advisers, MML Investment Advisers will generally vote in favor of proposals recommended by the underlying fund’s Board of Trustees and by a majority of the Trustees of the underlying fund who are not interested persons of the underlying fund or of MML Investment Advisers. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Fund’s Board of Trustees (or any member or committee thereof (provided that such member, or each member of such committee, as the case may be, is not an interested person of the underlying fund or of MML Investment Advisers) delegated authority to provide such instructions to MML Investment Advisers and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

2. When a Fund of Funds holds shares of an underlying fund advised by a control affiliate of MML Investment Advisers, MML Investment Advisers will generally vote the shares held by the Fund of Funds in the same proportions (for, against, abstain) as the votes of all other shareholders (other than MML Investment Advisers or a control affiliate of MML Investment Advisers) of such underlying fund. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Funds’ Board of Trustees (or any member or committee thereof (provided that such member, or each member of such committee, as the case may be, is not an interested person of the underlying fund or of MML Investment Advisers) delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

3. When a Fund of Funds holds shares of an underlying fund not advised by MML Investment Advisers or a control affiliate of MML Investment Advisers, MML Investment Advisers will generally vote the shares held by the Fund of Funds in the same proportions (for, against, abstain) as the votes of all other shareholders of such underlying fund. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Funds’ Board of Trustees (or any member or committee thereof delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

4. Notwithstanding paragraph 3 above, (i) in the event a Fund of Funds is investing in an underlying fund pursuant to an exemptive order from the U.S. Securities and Exchange Commission, MML Investment Advisers will vote the shares held by the Fund of Funds in accordance with any conditions set forth in the order; or (ii) in the event a Fund of Funds is investing in an underlying fund pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, MML Investment Advisers will vote the shares held by the Fund of Funds either by seeking instructions from the Fund of Funds’ shareholders or vote the shares in the same proportions (for, against, abstain) as the votes of all other shareholders of the underlying fund.

5. When a fund is structured as a Feeder Fund that is an interest holder of a Master Fund and is requested to vote on any matter submitted to interest holders of the Master Fund, MML Investment Advisers will, on behalf of the Feeder Fund, generally vote the shares held by the Feeder Fund in the same proportions (for, against, abstain) as the votes of all other interest holders of such Master Fund. However, if the Feeder Fund elects to hold a meeting of its own shareholders to consider such matters, MML Investment Advisers will, on behalf of the Feeder Fund, vote the shares held by the Feeder Fund in proportion to the votes received from its shareholders, with shares for which a Feeder Fund receives no voting instructions being voted in the same proportion as the votes received from the other Feeder Fund shareholders.

6. Although rare, there is a possibility of Special Situations presented where MML Investment Advisers is in the best position to vote Proxies. In those Special Situations, which are determined by the Investment Management team in consultation with MML Investment Advisers’ Chief Compliance Officer and/or legal counsel, MML Investment Advisers (i) will, when the Special Situation involves a proxy for a Funds’ investment in another mutual fund or pooled investment vehicle, generally vote the shares held in the same proportions (for, against, abstain) as the votes of all other shareholders of such underlying fund; (ii) may seek instruction from the relevant Trust’s Board of Trustees (or any member or committee thereof delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions; or (iii) may vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Trust and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (iii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

Operating Procedures

MML Investment Advisers exercises its proxy voting responsibility with respect to the Funds of Funds, Feeder Funds, and Special Situations through the Investment Management team.

All proxy statements, including Information Statements (“Proxy Statements”) and proxy cards received by associates relating to a Fund of Funds, Feeder Fund, or Special Situations are to be immediately forwarded to the Investment Management team. The head of Investment Management or his/her designee, then is responsible for (i) logging, reviewing and casting the vote for all Proxies solicited and received, (ii) voting such Proxies in a manner consistent with these policies and procedures, (iii) documenting the method followed in determining how to cast the vote, and (iv) maintaining the records required by Rule 204-2 under the Advisers Act.

Record Retention

The Investment Management team will retain for such time periods as set forth in Rule 204-2:

•	Copies of all policies and procedures required by the Rule;
•	A copy of each Proxy Statement that MML Investment Advisers receives regarding a Fund of Fund’s or Feeder Fund’s investments;
•	A copy of each Proxy Statement that MML Investment Advisers receives regarding a Special Situation;
•	A record of each vote cast by MML Investment Advisers on behalf of a Fund of Funds, a Feeder Fund, or in a Special Situation; and
•	A copy of any document created by MML Investment Advisers that was material to making a decision how to vote Proxies on behalf of a Fund of Funds, a Feeder Fund, or in a Special Situation or that otherwise memorializes the basis for that decision.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated February 20, 2018 to the

Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information replaces the information under the heading Risk of Investment in other Funds or Pools found on page 148 in the section titled Additional Information Regarding Principal Risks:

A Fund may invest in other investment companies or pooled vehicles, including closed-end funds, trusts, and exchange-traded funds (“ETFs”), that are advised by the Fund’s investment adviser or subadviser, as applicable, their affiliates or by unaffiliated parties, to the extent permitted by applicable law. As a shareholder in an investment company or other pool, the Fund, and indirectly that Fund’s shareholders, bear a ratable share of the investment company’s or pool’s expenses, including, but not limited to, advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Private investment pools in which the Funds may invest are not registered under the 1940 Act, and so will not offer all of the protections provided by the 1940 Act (including, among other things, independent oversight, protections against certain conflicts of interest, and custodial risks). A Fund is exposed indirectly to all of the risks applicable to any other investment company or pool in which it invests, including that the investment company or pool will not perform as expected. Investments in other investment companies or private pools may be illiquid, may be leveraged, and may be highly volatile.

Investing in other investment companies or private investment vehicles sponsored or managed by the investment adviser or subadviser or affiliates of the investment adviser or subadviser involves potential conflicts of interest. For example, the investment adviser or subadviser or their affiliates may receive fees based on the amount of assets invested in such other investment vehicles, which fees may be higher than the fees the investment adviser or subadviser receives for managing the investing Fund. Investment by a Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the investment adviser or subadviser may have an incentive to invest a portion of a Fund’s assets in investment vehicles sponsored or managed by the investment adviser or subadviser or their affiliates in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment vehicles over investment companies sponsored or managed by others. Similarly, the investment adviser or subadviser may have an incentive to delay or decide against the sale of interests held by the Fund in investment vehicles sponsored or managed by the investment adviser or subadviser or their affiliates.

ETFs are subject to many of the same risks applicable to investments in mutual funds generally, including that they will not perform as anticipated, that a Fund will bear its proportionate share of the ETF’s fees and expenses, and that the ETF will lose money. Many ETFs engage in derivatives strategies and use leverage, and as a result their values can be highly volatile. It is possible that an ETF’s performance will diverge significantly from the performance of any index or indices it seeks to replicate. Because shares of ETFs are actively traded, their values may be affected in unanticipated ways by the effects of supply and demand in the market, activities of short sellers, or unusual speculative activity in their shares. Some ETFs may experience periods of reduced liquidity due to restrictions on trading activity or due to a general lack of investor interest in the asset class represented by the ETF.

Effective immediately, the following information replaces the first paragraph under the heading Exchanges found on pages 158-159 in the section titled Buying, Redeeming, and Exchanging Shares:

Generally, you can exchange shares of one Fund for the same class of shares of another series of the Trust or the MassMutual Premier Funds. An exchange is treated as a sale of shares in one series and a purchase of shares in another series at the NAV next determined after the exchange request is received and accepted by the transfer agent, MML Advisers, a broker-dealer, or another intermediary authorized for this purpose. You can only exchange into shares of another series if you meet any qualification requirements of the series into which you seek to exchange (for example, shares of some series are not available to purchasers through certain investment channels, and some may be available only to certain types of shareholders). In addition, in limited circumstances, for certain series the share class available for exchange may not be the same share class as the series from which you are exchanging. Exchange requests involving a purchase into any series, however, will not be accepted if you have already made a purchase followed by a redemption involving the same series within the last 60 days. This restriction does not apply to rebalancing trades executed by any of the MassMutual RetireSMART Funds and MassMutual Select T. Rowe Price Retirement Funds. This restriction also does not apply to exchanges made pursuant to certain asset allocation programs, systematic exchange programs, and dividend exchange programs. If you place an order to exchange shares of one series for another through a broker-dealer or other intermediary then, in order for your exchange to be effected based on the series’ next determined NAVs, the broker-dealer or other intermediary must receive your request before the close of regular trading on the NYSE, and the broker-dealer or other intermediary must subsequently communicate the request properly to the Trust or the MassMutual Premier Funds.

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B3001M (RS)-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated February 20, 2018 to the

Statement of Additional Information dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces the information under the heading Other Investment Companies found on pages B-37 – B-38 in the section titled Additional Investment Policies:

A Fund may invest in securities of other open- or closed-end investment companies including exchange-traded funds (“ETFs”). The MassMutual RetireSMART Funds are “funds-of-funds,” which may invest without limit in other investment companies sponsored by MassMutual or its affiliates, as well as, within allowable regulatory limits or pursuant to an exemptive order from the SEC, in other non-affiliated investment companies.

As a shareholder in an investment company, a Fund bears its ratable share of that investment company’s expenses, including its investment advisory, administration, brokerage, shareholder servicing, and other expenses, and continues to incur its own investment advisory and other expenses. A Fund’s shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

A Fund is exposed indirectly to all of the risks applicable to any other investment company in which it invests, including that the investment company will not perform as expected. If the other investment company is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their NAV, an effect that might be more pronounced in less liquid markets. In addition, lack of liquidity in securities of investment company traded on an exchange or otherwise actively traded could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of a Fund to sell or redeem its interest in the investment company at a time or at a price it might consider desirable.

A Fund’s investment adviser or subadviser or their affiliates may serve as investment adviser to an investment company in which the Fund may invest, leading to potential conflicts of interest. For example, a Fund’s investment adviser or subadviser may receive fees based on the amount of assets invested in the other investment company. Investment by a Fund in another investment company may be beneficial to its investment adviser or subadviser in the management of the other investment company, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, a Fund’s investment adviser or subadviser may have an incentive to invest the Fund’s assets in an investment company sponsored or managed by it or its affiliates in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such an investment company over an investment company sponsored or managed by others. Similarly, a Fund’s investment adviser or subadviser may have an incentive to delay or decide against the sale of interests held by the Fund in an investment company sponsored or managed by it or its affiliates.

A Fund that is not a fund-of-funds may invest in other investment companies whenever its investment adviser or subadviser believes that investment may help to achieve the Fund’s investment objective. For example, a Fund may invest in other investment companies during periods when it has large amounts of uninvested cash, when its investment adviser or subadviser believes share prices of other investment companies offer attractive values, or to gain or maintain exposure to various asset classes and markets or types of strategies and investments. A Fund may invest in shares of another investment company in order to gain indirect exposure to markets in a country where the Fund is not able to invest freely, or to gain indirect exposure to one or more issuers whose securities it may not buy directly.

Effective immediately, the following information replaces the third sentence found under the heading Other Disclosures on page B-45 in the section titled Disclosure of Portfolio Holdings:

These service providers include the Funds’ custodian (State Street Bank and Trust Company (“State Street”)), and the Funds’ sub-administrators (State Street and MassMutual), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MML Advisers, or any of the Underlying Funds’ subadvisers, providers of portfolio analysis tools, any pricing services employed by the Funds, and providers of transition management services.

Effective immediately, the following information replaces similar information for MML Investment Advisers, LLC found on pages B-112 – B-114 in the section titled Appendix B – Proxy Voting Policies:

MML INVESTMENT ADVISERS, LLC

As Investment Adviser to the MassMutual Select Funds, MassMutual Premier Funds, MML Series Investment Fund and MML Series Investment Fund II

(February 9, 2018)

General Overview

Policy

It is the policy of MML Investment Advisers, LLC (“MML Investment Advisers” or the “Company”) to fulfill its responsibilities under Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), by delegating to subadvisers for each series of the MassMutual Select Funds, MassMutual Premier Funds, MML Series Investment Fund, and MML Series Investment Fund II (each, a “Trust”) proxy voting related to the securities in each subadviser’s respective portfolio, with the following exceptions: (i) each series of a Trust operating as a “fund of funds” (each a “Fund of Funds” and, collectively, the “Funds of Funds”); (ii) each series of the Trusts operating as a “feeder fund” (each, a “Feeder Fund”) to a “master fund” (“Master Fund”); and (iii) in certain other special situations (“Special Situations”). For these exceptions, MML Investment Advisers will act on behalf of the Trusts to vote proxies (including Information Statements) (“Proxies”), as described below.

Background

MML Investment Advisers currently serves as investment adviser to each of the Trusts, including those series that are Funds of Funds and Feeder Funds. With the exception of one Fund of Funds, the Funds of Funds may invest in other series of the Trusts, mutual funds advised by affiliates of MML Investment Advisers (e.g., OFI Global Asset Management, Inc.), and mutual funds advised by an unaffiliated investment adviser. With respect to the noted exception, that fund invests exclusively in mutual funds advised by an unaffiliated investment adviser.

MML Investment Advisers will vote Proxies of the underlying funds held by the Funds of Funds, of the related Master Fund for a Feeder Fund, and in certain other Special Situations in accordance with the following procedure.

Procedure

1. When a Fund of Funds holds shares of an underlying fund advised by MML Investment Advisers, MML Investment Advisers will generally vote in favor of proposals recommended by the underlying fund’s Board of Trustees and by a majority of the Trustees of the underlying fund who are not interested persons of the underlying fund or of MML Investment Advisers. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Fund’s Board of Trustees (or any member or committee thereof (provided that such member, or each member of such committee, as the case may be, is not an interested person of the underlying fund or of MML Investment Advisers) delegated authority to provide such instructions to MML Investment Advisers and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

2. When a Fund of Funds holds shares of an underlying fund advised by a control affiliate of MML Investment Advisers, MML Investment Advisers will generally vote the shares held by the Fund of Funds in the same proportions (for, against, abstain) as the votes of all other shareholders (other than MML Investment Advisers or a control affiliate of MML Investment Advisers) of such underlying fund. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Funds’ Board of Trustees (or any member or committee thereof (provided that such member, or each member of such committee, as the case may be, is not an interested person of the underlying fund or of MML Investment Advisers) delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

3. When a Fund of Funds holds shares of an underlying fund not advised by MML Investment Advisers or a control affiliate of MML Investment Advisers, MML Investment Advisers will generally vote the shares held by the Fund of Funds in the same proportions (for, against, abstain) as the votes of all other shareholders of such underlying fund. However, MML Investment Advisers may alternatively, in its discretion, (i) seek instruction from the Fund of Funds’ Board of Trustees (or any member or committee thereof delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions, or (ii) vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Fund of Funds and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (ii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

4. Notwithstanding paragraph 3 above, (i) in the event a Fund of Funds is investing in an underlying fund pursuant to an exemptive order from the U.S. Securities and Exchange Commission, MML Investment Advisers will vote the shares held by the Fund of Funds in accordance with any conditions set forth in the order; or (ii) in the event a Fund of Funds is investing in an underlying fund pursuant to Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, MML Investment Advisers will vote the shares held by the Fund of Funds either by seeking instructions from the Fund of Funds’ shareholders or vote the shares in the same proportions (for, against, abstain) as the votes of all other shareholders of the underlying fund.

5. When a fund is structured as a Feeder Fund that is an interest holder of a Master Fund and is requested to vote on any matter submitted to interest holders of the Master Fund, MML Investment Advisers will, on behalf of the Feeder Fund, generally vote the shares held by the Feeder Fund in the same proportions (for, against, abstain) as the votes of all other interest holders of such Master Fund. However, if the Feeder Fund elects to hold a meeting of its own shareholders to consider such matters, MML Investment Advisers will, on behalf of the Feeder Fund, vote the shares held by the Feeder Fund in proportion to the votes received from its shareholders, with shares for which a Feeder Fund receives no voting instructions being voted in the same proportion as the votes received from the other Feeder Fund shareholders.

6. Although rare, there is a possibility of Special Situations presented where MML Investment Advisers is in the best position to vote Proxies. In those Special Situations, which are determined by the Investment Management team in consultation with MML Investment Advisers’ Chief Compliance Officer and/or legal counsel, MML Investment Advisers (i) will, when the Special Situation involves a proxy for a Funds’ investment in another mutual fund or pooled investment vehicle, generally vote the shares held in the same proportions (for, against, abstain) as the votes of all other shareholders of such underlying fund; (ii) may seek instruction from the relevant Trust’s Board of Trustees (or any member or committee thereof delegated authority to provide such instructions to MML Investment Advisers) and vote in accordance with such instructions; or (iii) may vote in accordance with the recommendation of an independent proxy advisor or consultant retained by MML Investment Advisers to provide a recommendation, on the basis solely of the best interest of the Trust and its shareholders, as to the matter; provided, however, that prior to taking the action described in clause (iii) above, MML Investment Advisers is required to seek and obtain the prior approval of its Board of Directors. When a quorum is present at any meeting, a majority of the Board members present may take any action. If it is not possible to obtain a quorum of such Board, any action may be taken without a meeting if all Board members consent to the action in writing and such written consents are filed with the records of the meetings of the Board.

Operating Procedures

MML Investment Advisers exercises its proxy voting responsibility with respect to the Funds of Funds, Feeder Funds, and Special Situations through the Investment Management team.

All proxy statements, including Information Statements (“Proxy Statements”) and proxy cards received by associates relating to a Fund of Funds, Feeder Fund, or Special Situations are to be immediately forwarded to the Investment Management team. The head of Investment Management or his/her designee, then is responsible for (i) logging, reviewing and casting the vote for all Proxies solicited and received, (ii) voting such Proxies in a manner consistent with these policies and procedures, (iii) documenting the method followed in determining how to cast the vote, and (iv) maintaining the records required by Rule 204-2 under the Advisers Act.

Record Retention

The Investment Management team will retain for such time periods as set forth in Rule 204-2:

•	Copies of all policies and procedures required by the Rule;
•	A copy of each Proxy Statement that MML Investment Advisers receives regarding a Fund of Fund’s or Feeder Fund’s investments;
•	A copy of each Proxy Statement that MML Investment Advisers receives regarding a Special Situation;
•	A record of each vote cast by MML Investment Advisers on behalf of a Fund of Funds, a Feeder Fund, or in a Special Situation; and
•	A copy of any document created by MML Investment Advisers that was material to making a decision how to vote Proxies on behalf of a Fund of Funds, a Feeder Fund, or in a Special Situation or that otherwise memorializes the basis for that decision.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M (RS)-18-01